UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Markets Income Trust

2/28/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Bonds – 97.6%
U.S. Bonds – 94.7%
Agency - Other – 13.3%
Financing Corp., 10.7%, 2017	$4,095,000	$6,059,842
Financing Corp., 9.4%, 2018	3,085,000	4,292,864
Financing Corp., 9.8%, 2018	4,350,000	6,195,609
Financing Corp., 10.35%, 2018	6,820,000	10,066,286
Financing Corp., STRIPS, 0%, 2017	5,000,000	3,524,650

		$30,139,251

Asset Backed & Securitized – 3.5%
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049	$1,000,000	$570,905
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049	1,000,000	600,384
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	731,373
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	785,646	507,015
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	303,711
CWCapital Cobalt Ltd., 5.223%, 2048	1,000,000	647,578
Greenwich Capital Commercial Funding Corp., FRN, 5.914%, 2038	1,000,000	648,486
GS Mortgage Securities Corp., 5.56%, 2039	1,000,000	658,379
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,000,000	599,320
JPMorgan Chase Commercial Mortgage Securities Corp., 5.818%, 2049	1,000,000	590,681
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	750,000	114,522
Prudential Securities Secured Financing Corp., FRN, 7.284%, 2013 (z)	1,819,000	1,480,308
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	1,000,000	362,821

		$7,815,483

Building – 0.1%
CRH PLC, 8.125%, 2018	$397,000	$309,156

Computer Software - Systems – 0.3%
International Business Machines Corp., 8%, 2038	$500,000	$594,217

Energy - Integrated – 0.0%
Hess Corp., 8.125%, 2019	$30,000	$30,578

Food & Beverages – 0.9%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$750,000	$750,388
Dr Pepper Snapple Group, Inc., 6.82%, 2018	231,000	215,062
Kraft Foods, Inc., 6.125%, 2018	960,000	953,521

		$1,918,971

Major Banks – 0.2%
Merrill Lynch & Co., Inc., 6.05%, 2016	$750,000	$544,607

Mortgage Backed – 60.8%
Fannie Mae, 4.79%, 2012	$3,522,804	$3,621,171
Fannie Mae, 4.542%, 2013	818,682	836,924
Fannie Mae, 5%, 2013 - 2027	3,744,457	3,813,413
Fannie Mae, 5.06%, 2013	387,669	399,669
Fannie Mae, 5.37%, 2013	1,011,163	1,040,679
Fannie Mae, 4.77%, 2014	476,454	485,684
Fannie Mae, 4.84%, 2014	2,758,259	2,823,773
Fannie Mae, 5.1%, 2014	512,313	529,415
Fannie Mae, 4.7%, 2015	468,171	475,850
Fannie Mae, 4.74%, 2015	379,397	386,348
Fannie Mae, 4.78%, 2015	531,102	541,883
Fannie Mae, 4.815%, 2015	543,000	554,919
Fannie Mae, 4.82%, 2015	1,422,888	1,454,185
Fannie Mae, 4.85%, 2015	333,851	341,624
Fannie Mae, 4.86%, 2015	156,890	160,581
Fannie Mae, 4.87%, 2015	353,627	362,187
Fannie Mae, 4.89%, 2015	396,337	406,352

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage Backed – continued
Fannie Mae, 5.466%, 2015	$875,914	$924,659
Fannie Mae, 5.09%, 2016	500,000	517,423
Fannie Mae, 5.423%, 2016	781,780	824,911
Fannie Mae, 5.845%, 2016	430,795	449,775
Fannie Mae, 6.5%, 2016 - 2037	6,698,449	7,050,488
Fannie Mae, 5.05%, 2017	525,300	542,103
Fannie Mae, 5.3%, 2017	586,894	612,733
Fannie Mae, 5.5%, 2017 - 2037	53,370,766	54,904,196
Fannie Mae, 6%, 2017 - 2037	14,511,502	15,071,230
Fannie Mae, 4.88%, 2020	315,810	318,149
Freddie Mac, 4.5%, 2015	220,530	221,332
Freddie Mac, 5%, 2016 - 2027	5,062,947	5,157,528
Freddie Mac, 6%, 2021 - 2038	6,731,186	6,979,874
Freddie Mac, 3.75%, 2024	333,522	334,584
Freddie Mac, 4%, 2024	333,917	335,503
Freddie Mac, 5.5%, 2024 - 2036	12,277,476	12,588,542
Freddie Mac, 6.5%, 2037	2,425,571	2,540,054
Ginnie Mae, 5.5%, 2033 - 2038	7,688,931	7,922,477
Ginnie Mae, 5.612%, 2058	1,146,175	1,159,070
Ginnie Mae, 6.357%, 2058	1,029,592	1,069,367

		$137,758,655

Municipals – 3.7%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,075,000	$3,197,262
Illinois Regional Transportation Authority, “A”, FSA, 5.75%, 2034	1,125,000	1,205,966
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	1,045,000	1,107,794
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	755,000	828,378
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	1,310,000	1,336,357
New York, Dormitory Authority Rev. (New York University), 5.5%, 2040	575,000	610,633

		$8,286,390

Network & Telecom – 0.2%
Verizon Communications, Inc., 8.75%, 2018	$449,000	$513,514

Other Banks & Diversified Financials – 0.1%
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	$750,000	$288,477

Real Estate – 0.3%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$603,724

Tobacco – 0.3%
Altria Group, Inc., 9.7%, 2018	$500,000	$523,499
Altria Group, Inc., 9.25%, 2019	250,000	254,813

		$778,312

U.S. Government Agencies and Equivalents – 5.7%
Aid-Egypt, 4.45%, 2015	1,755,000	$1,774,814
Farmer Mac, 5.5%, 2011 (n)	3,010,000	3,222,687
Small Business Administration, 8.875%, 2011	89,616	91,092
Small Business Administration, 6.35%, 2021	825,345	885,125
Small Business Administration, 6.34%, 2021	717,609	770,234
Small Business Administration, 6.44%, 2021	714,868	770,235
Small Business Administration, 6.625%, 2021	851,291	923,025
Small Business Administration, 5.52%, 2024	1,047,991	1,144,954
U.S. Department of Housing & Urban Development, 6.36%, 2016	1,580,000	1,669,095
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,676,000	1,676,106

		$12,927,367

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – 5.3%
U.S. Treasury Bonds, 11.25%, 2015	$499,000	$737,857
U.S. Treasury Bonds, 4.75%, 2017	3,389,000	3,842,279
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,313,438
U.S. Treasury Bonds, 4.375%, 2038	3,225,000	3,556,569
U.S. Treasury Notes, 4.125%, 2012 (f)	513,000	557,046
U.S. Treasury Notes, 3.75%, 2018	975,000	1,033,120

		$12,040,309

Total U.S. Bonds		$214,549,011

Foreign Bonds – 2.9%
Brazil – 0.2%
Petrobras International Finance Co., 7.875%, 2019	$429,000	$430,072

Canada – 0.7%
Canadian Pacific Railway Co., 6.5%, 2018	$830,000	$729,099
Rogers Communications, Inc., 6.8%, 2018	1,000,000	1,001,118

		$1,730,217

Chile – 0.7%
Corporacion Nacional del Cobre de Chile, 6.15%, 2036	$1,092,000	$831,792
HQI Transelec Chile S.A., 7.875%, 2011	680,000	679,219

		$1,511,011

Italy – 0.1%
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	$200,000	$153,931

Luxembourg – 0.0%
ArcelorMittal, 6.125%, 2018	$91,000	$70,063

Malaysia – 0.2%
Petronas Capital Ltd., 7.875%, 2022	$433,000	$465,523

Mexico – 0.4%
Pemex Project Funding Master Trust, 6.625%, 2035	$322,000	$227,302
Pemex Project Funding Master Trust, 5.75%, 2018	528,000	427,348
Petroleos Mexicanos, 8%, 2019 (n)	228,000	224,010

		$878,660

Portugal – 0.0%
EDP Finance B.V., 6%, 2018 (n)	$100,000	$92,863

Russia – 0.3%
Gazprom International S.A., 7.201%, 2020	$588,077	$474,490
TransCapitalInvest Ltd., 5.67%, 2014	215,000	158,025

		$632,515

United Kingdom – 0.3%
Diageo Capital PLC, 5.75%, 2017	$520,000	$518,000
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	750,000	195,000

		$713,000

Total Foreign Bonds		$6,677,855

Total Bonds		$221,226,866

Money Market Funds (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	3,799,910	$3,799,910

Total Investments		$225,026,776

Other Assets, Less Liabilities – 0.7%		1,516,162

Net Assets – 100.0%		$226,542,938

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,638,879, representing 2.0% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Prudential Securities Secured Financing Corp., FRN, 7.284%, 2013	12/06/04	$2,019,445	$1,480,308
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,799,910	$221,226,866	$—	$225,026,776
Other Financial Instruments	$421,822	$—	$—	$421,822

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$225,363,162

Gross unrealized appreciation	$5,362,544
Gross unrealized depreciation	(5,698,930)

Net unrealized appreciation (depreciation)	$(336,386)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/28/09

Futures contracts outstanding at 2/28/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	96	$11,192,250	Jun-09	$(28,836)
U.S. Treasury Note 10 yr (Short)	120	14,403,750	Jun-09	158,017
U.S. Treasury Bond 30 yr (Short)	87	10,730,906	Jun-09	292,641

				$421,822

At February 28, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 2/28/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	13,478,749	(9,678,839)	3,799,910

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,436	$3,799,910

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.